SUBSCRIPTION AGREEMENT (Details Narrative) - USD ($)		12 Months Ended
	May 03, 2018	May 31, 2018
Acquire investment		$ 52,780,000
Number of shares purchased		750,000
Smaaash Entertainment Private Limited [Member] | Subscription Agreement [Member]
Acquire investment	$ 49,000,000
Number of shares purchased	76,641,157
Percentage of shares holding received	24.53%